CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 12,388	$ 50,827	$ 347
Short-term bank deposit	10,002	10,002	10,002
Prepaid expenses and other accounts receivable	112,230	36,908	28,249
Total current assets	134,620	97,737	38,598
FUNDS IN RESPECT OF RETIREMENT BENEFITS OBLIGATION	4,971	3,630	1,296
PROPERTY AND EQUIPMENT, NET	14,742	12,854	8,273
Total assets	154,333	114,221	48,167
CURRENT LIABILITIES:
Accounts payable	191,465	138,775	135,791
Accrued expenses	598,502	386,122	73,138
Employees and related payables	346,889	155,100	75,879
Related parties	42,362	42,362	42,362
Loans and accrued interest	0	264,050	0
Total current liabilities	1,179,218	986,409	327,170
LONG-TERM LIABILITIES
Warrants	556,000	1,157,954	0
Retirement benefits obligation	5,567	4,272	1,553
Total long-term liabilities	561,567	1,162,226	1,553
Total liabilities	1,740,785	2,148,635	328,723
STOCKHOLDERS' CAPITAL DEFICIENCY:
Common stock of $0.0001 par value - authorized: 1,750,000,000 shares at May 31, 2014 and November 30, 2013; issued and outstanding: 54,244,914 and 51,144,621 shares at May 31, 2014 and November 30, 2013, respectively	5,424	5,114	4,912
Additional paid-in capital	11,588,421	8,635,447	4,850,348
Accumulated deficit	(13,180,297)	(10,674,975)	(5,135,816)
Total Stockholders' capital deficiency	(1,586,452)	(2,034,414)	(280,556)
Total liabilities, net of Stockholders' capital deficiency	$ 154,333	$ 114,221	$ 48,167